                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       September 30, 2002


Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    AEW Capital Management, L.P.
Address: Two Seaport Lane
         Boston, MA  02210-2021

13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:  (617) 261-9324

Signature, Place and Date of Signing:

                                 BOSTON, MASSACHUETTS        NOVEMBER 5, 2002
----------------------------   -------------------------   --------------------
       [Signature]                  [City, State]                 [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        3

Form 13F Information Table Entry Total:   75

Form 13F Information Table Value Total:   1,969,256


List of Other Included Managers:

No.          Form 13 File Number          Name
1            28-6536                      AEW Capital Management, Inc.
2            CIK: 0001180159              AEW Management and Advisors, L.P.
3            CIK: 0001180160              AEW Investment Group, Inc.



                                                                                       VALUE                SH of
                NAME OF ISSUER       TITLE OF CLASS              CUSIP               (X$1000)              PRN AMT
------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                   REIT                      00163T109                      82,939              2,869,875
------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt               REIT                      03748r101                     131,269              3,378,878
------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust               REIT                      039583109                      84,669              3,545,611
------------------------------------------------------------------------------------------------------------------------------
Arden Realty                        REIT                      039793104                       7,445                314,800
------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities              REIT                      053484101                      65,995              1,578,835
------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                      REIT                      073561102                       2,739              1,369,425
------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.             REIT                      101121101                      84,796              2,279,454
------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties               REIT                      112900105                      13,164                683,819
------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust               REIT                      133131102                      51,735              1,560,645
------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                  REIT                      144418100                      13,566                538,976
------------------------------------------------------------------------------------------------------------------------------
Catellus Development                REIT                      149111106                      24,033              1,302,591
------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc             REIT                      161726104                      28,839              1,091,987
------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.         REIT                      163421100                      33,170                982,809
------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                REIT                      202218103                       2,176                135,000
------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties         REIT                      22002t108                       7,037                519,319
------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                  REIT                      222795106                       1,090                 47,400
------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt            REIT                      225756105                      16,836              1,072,387
------------------------------------------------------------------------------------------------------------------------------
Crown American Realty               REIT                      228186102                       1,149                125,000
------------------------------------------------------------------------------------------------------------------------------
Developers Diversified              REIT                      251591103                      22,119              1,004,944
------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                   REIT                      264411505                      26,028              1,057,191
------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr              REIT                      29380T105                       5,662                256,203
------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties            REIT                      294741103                     120,246              4,657,074
------------------------------------------------------------------------------------------------------------------------------
Equity Residential                  REIT                      29476L107                      61,848              2,583,458
------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust           REIT                      313747206                      46,815              1,733,892
------------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust            REIT                      362418105                       4,808                180,000
------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                 REIT                      370021107                      69,428              1,348,110
------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust               REIT                      379302102                       3,656                195,100
------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America               REIT                      38168b103                         998                761,904
------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust               REIT                      40426W101                       5,940                720,000
------------------------------------------------------------------------------------------------------------------------------
Health Care Reit, Inc.              REIT                      42217k106                       4,103                150,000
------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.       REIT                      421946104                      12,828                412,482
------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment        REIT                      42725M107                       7,246                290,300
------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                REIT                      431284108                       9,704                414,700
------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc           REIT                      437306103                      10,923                336,078
------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties              REIT                      44106m102                      57,654              1,740,770
------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                 REIT                      44107p104                      13,636              1,469,410
------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc                 REIT                      45031U101                       2,792                100,000
------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                    REIT                      465917102                       1,631                135,000
------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust             REIT                      493596100                         333                 20,000
------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                 REIT                      49427f108                      37,985              1,602,087
------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                  REIT                      49446r109                      41,001              1,318,367
------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Pptys           REIT                      529043101                       4,239                263,300
------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust              REIT                      531172104                      71,864              2,318,190
------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)              REIT                      554382101                       4,731                152,700
------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp               REIT                      554489104                       4,820                150,000
------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp           REIT                      58984y103                       5,854                681,500
------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment               REIT                      59522j103                       1,990                 79,900
------------------------------------------------------------------------------------------------------------------------------
Mission West Properties             REIT                      605203108                         443                 40,000
------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty               REIT                      648053106                       3,135                170,000
------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc               REIT                      69360j107                       3,250                 95,600
------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Liquidating Trust      REIT                      694396102                          23                914,850
------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                  REIT                      69806L104                      21,041                610,244
------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                REIT                      718333107                         912                484,900
------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings Inc               REIT                      72346N101                           1                 51,356
------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.               REIT                      729251108                       4,725                209,000
------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                 REIT                      740706106                      72,833              2,516,673
------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                      REIT                      743410102                      51,302              2,059,476
------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                 REIT                      74460d109                      76,297              2,391,765
------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.           REIT                      74955j108                       1,099                100,000
------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson Properties         REIT                      751452202                       2,064                105,000
------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                 REIT                      75621k106                      22,835              1,002,872
------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.               REIT                      758849103                      18,240                588,400
------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                           REIT                      779273101                      75,383              2,359,397
------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust     REIT                      81721M109                      20,830              1,856,528
------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs               REIT                      82567d104                      12,218                386,400
------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                REIT                      828806109                      81,181              2,272,057
------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts           REIT                      85590A203                      15,508                695,412
------------------------------------------------------------------------------------------------------------------------------
Summit Properties                   REIT                      866239106                      30,677              1,581,268
------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                REIT                      866674104                      21,771                593,218
------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets              REIT                      875465106                       3,358                120,000
------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.               REIT                      876664103                      10,821                760,454
------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc               REIT                      89687P107                      20,711              1,824,765
------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A            REIT                      917286205                       5,993                505,735
------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.               REIT                      929042109                      78,129              1,980,446
------------------------------------------------------------------------------------------------------------------------------
Windrose Medical Properties         REIT                      973491103                         948                 90,000
------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                             1,969,256                 75,895
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------




                                                                                            VOTING AUTHORITY
                                       INVESTMENT             OTHER       -----------------------------------------------------
                NAME OF ISSUER         DISCRETION            MANAGERS          SOLE              SHARED                NONE
-------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                    Shared-Defined        01 02 03 04        01 02                2,869,875
-------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                Shared-Defined        01 02 03 04        01 02                3,378,878
-------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                Shared-Defined        01 02 03 04        01 02                3,545,611
-------------------------------------------------------------------------------------------------------------------------------
Arden Realty                         Shared-Defined        01 02 03 04        01 02                  314,800
-------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities               Shared-Defined        01 02 03 04        01 02                1,578,835
-------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                       Shared-Defined        01 02 03 04        01 02                1,369,425
-------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.              Shared-Defined        01 02 03 04        01 02                2,279,454
-------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                Shared-Defined        01 02 03 04        01 02                  683,819
-------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                Shared-Defined        01 02 03 04        01 02                1,560,645
-------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                   Shared-Defined        01 02 03 04        01 02                  538,976
-------------------------------------------------------------------------------------------------------------------------------
Catellus Development                 Shared-Defined        01 02 03 04        01 02                1,302,591
-------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc              Shared-Defined        01 02 03 04        01 02                1,091,987
-------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.          Shared-Defined        01 02 03 04        01 02                  982,809
-------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease                 Shared-Defined        01 02 03 04        01 02                  135,000
-------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties          Shared-Defined        01 02 03 04        01 02                  519,319
-------------------------------------------------------------------------------------------------------------------------------
Cousins Properties                   Shared-Defined        01 02 03 04        01 02                   47,400
-------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt             Shared-Defined        01 02 03 04        01 02                1,072,387
-------------------------------------------------------------------------------------------------------------------------------
Crown American Realty                Shared-Defined        01 02 03 04        01 02                  125,000
-------------------------------------------------------------------------------------------------------------------------------
Developers Diversified               Shared-Defined        01 02 03 04        01 02                1,004,944
-------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                    Shared-Defined        01 02 03 04        01 02                1,057,191
-------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr               Shared-Defined        01 02 03 04        01 02                  256,203
-------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties             Shared-Defined        01 02 03 04        01 02                4,657,074
-------------------------------------------------------------------------------------------------------------------------------
Equity Residential                   Shared-Defined        01 02 03 04        01 02                2,583,458
-------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust            Shared-Defined        01 02 03 04        01 02                1,733,892
-------------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust             Shared-Defined        01 02 03 04        01 02                  180,000
-------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                  Shared-Defined        01 02 03 04        01 02                1,348,110
-------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust                Shared-Defined        01 02 03 04        01 02                  195,100
-------------------------------------------------------------------------------------------------------------------------------
Golf Trust Of America                Shared-Defined        01 02 03 04        01 02                  761,904
-------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                Shared-Defined        01 02 03 04        01 02                  720,000
-------------------------------------------------------------------------------------------------------------------------------
Health Care Reit, Inc.               Shared-Defined        01 02 03 04        01 02                  150,000
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.        Shared-Defined        01 02 03 04        01 02                  412,482
-------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment         Shared-Defined        01 02 03 04        01 02                  290,300
-------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties                 Shared-Defined        01 02 03 04        01 02                  414,700
-------------------------------------------------------------------------------------------------------------------------------
Home Properties of NY Inc            Shared-Defined        01 02 03 04        01 02                  336,078
-------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties               Shared-Defined        01 02 03 04        01 02                1,740,770
-------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                  Shared-Defined        01 02 03 04        01 02                1,469,410
-------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc                  Shared-Defined        01 02 03 04        01 02                  100,000
-------------------------------------------------------------------------------------------------------------------------------
JDN Realty Corp.                     Shared-Defined        01 02 03 04        01 02                  135,000
-------------------------------------------------------------------------------------------------------------------------------
Keystone Property Trust              Shared-Defined        01 02 03 04        01 02                   20,000
-------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                  Shared-Defined        01 02 03 04        01 02                1,602,087
-------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                   Shared-Defined        01 02 03 04        01 02                1,318,367
-------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Pptys            Shared-Defined        01 02 03 04        01 02                  263,300
-------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust               Shared-Defined        01 02 03 04        01 02                2,318,190
-------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)               Shared-Defined        01 02 03 04        01 02                  152,700
-------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                Shared-Defined        01 02 03 04        01 02                  150,000
-------------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp            Shared-Defined        01 02 03 04        01 02                  681,500
-------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment                Shared-Defined        01 02 03 04        01 02                   79,900
-------------------------------------------------------------------------------------------------------------------------------
Mission West Properties              Shared-Defined        01 02 03 04        01 02                   40,000
-------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty                Shared-Defined        01 02 03 04        01 02                  170,000
-------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc                Shared-Defined        01 02 03 04        01 02                   95,600
-------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Liquidating Trust       Shared-Defined        01 02 03 04        01 02                  914,850
-------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                   Shared-Defined        01 02 03 04        01 02                  610,244
-------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                 Shared-Defined        01 02 03 04        01 02                  484,900
-------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings Inc                Shared-Defined        01 02 03 04        01 02                   51,356
-------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.                Shared-Defined        01 02 03 04        01 02                  209,000
-------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                  Shared-Defined        01 02 03 04        01 02                2,516,673
-------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                       Shared-Defined        01 02 03 04        01 02                2,059,476
-------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                  Shared-Defined        01 02 03 04        01 02                2,391,765
-------------------------------------------------------------------------------------------------------------------------------
RFS Hotel Investors, Inc.            Shared-Defined        01 02 03 04        01 02                  100,000
-------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson Properties          Shared-Defined        01 02 03 04        01 02                  105,000
-------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                  Shared-Defined        01 02 03 04        01 02                1,002,872
-------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                Shared-Defined        01 02 03 04        01 02                  588,400
-------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                            Shared-Defined        01 02 03 04        01 02                2,359,397
-------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust      Shared-Defined        01 02 03 04        01 02                1,856,528
-------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                Shared-Defined        01 02 03 04        01 02                  386,400
-------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                 Shared-Defined        01 02 03 04        01 02                2,272,057
-------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts            Shared-Defined        01 02 03 04        01 02                  695,412
-------------------------------------------------------------------------------------------------------------------------------
Summit Properties                    Shared-Defined        01 02 03 04        01 02                1,581,268
-------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                 Shared-Defined        01 02 03 04        01 02                  593,218
-------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets               Shared-Defined        01 02 03 04        01 02                  120,000
-------------------------------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                Shared-Defined        01 02 03 04        01 02                  760,454
-------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc                Shared-Defined        01 02 03 04        01 02                1,824,765
-------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A             Shared-Defined        01 02 03 04        01 02                  505,735
-------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                Shared-Defined        01 02 03 04        01 02                1,980,446
-------------------------------------------------------------------------------------------------------------------------------
Windrose Medical Properties          Shared-Defined        01 02 03 04        01 02                   90,000
-------------------------------------------------------------------------------------------------------------------------------
Column Totals                                                                                         75,895
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
